Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31,
	2023	2022
Accounts receivable, gross	$6,066,309	$7,429,904
Less: allowance for current expected credit loss	(52,773)	-
Accounts receivable, net	$6,013,536	$7,429,904

Schedule of Current Expected Credit Losses	Following CECL rates were used to calculate current expected credit losses:
Age of accounts receivable	Current	31-60 days	61-90 days	91-120 days	121-180 days	181-270 days	271-360 days	Over 360 days
Historical loss rate	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Adjustment	0.288%	0.575%	0.863%	1.150%	1.725%	2.588%	3.450%	3.795%
CECL rate	0.288%	0.575%	0.863%	1.150%	1.725%	2.588%	3.450%	3.795%